Stockholders' Equity - Nonemployee Services (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Non-Employee	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Goods and Nonemployee Services Transaction [Line Items]
Share-based Goods and Nonemployee Services Transaction, Allocated Share-based Compensation Expense	$ 100,000	$ 200,000	$ 400,000
Nonemployee Performance-based Options [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Share-based Goods and Nonemployee Services Transaction, Allocated Share-based Compensation Expense		$ 32,000	$ 200,000
Nonemployee Stock Options [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Non Employees Receiving Stock Option Grants, Number		2	1	1
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				8.21
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued				35,800
Nonemployee Stock Options [Member] | Vesting Over Four Years [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Non Employees Receiving Stock Option Grants, Number	2
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 5.40	$ 8.09	$ 8.20
Share-based Goods and Nonemployee Services Transaction, Award Vesting Period	4 years	4 years	4 years	4 years
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued	35,000	70,000	25,000	23,700
Nonemployee Stock Options [Member] | Vesting Over One Year [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Non Employees Receiving Stock Option Grants, Number	1
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 6.07
Share-based Goods and Nonemployee Services Transaction, Award Vesting Period	1 year
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued	20,000
Nonemployee Stock Options [Member] | Vesting Related To Intermezzo Approval [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 2.68
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued			38,750	12,100
Nonemployee Stock Options [Member] | Vesting Upon Approval of Intermezzo by the U.S. Food and Drug Administration [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Share-based Goods and Nonemployee Services Transaction, Award Vesting Rights, Percentage			50.00%	50.00%
Nonemployee Stock Options [Member] | Vesting on First Anniversary of Approval of Intermezzo by U.S. Food and Drug Administration [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Share-based Goods and Nonemployee Services Transaction, Award Vesting Rights, Percentage			50.00%	50.00%
Minimum [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Risk-free interest rate	1.01%	0.95%	1.35%
Expected life of the options	6 years	6 years 3 months	7 years 3 months 4 days
Volatility	74.76%	75.87%	76.68%
Maximum [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Risk-free interest rate	2.84%	2.23%	3.47%
Expected life of the options	9 years 11 months 1 day	9 years 11 months 1 day	9 years 11 months 1 day
Volatility	83.31%	89.21%	93.19%